As filed with the Securities and Exchange Commission on December 10, 2021

Securities Act File No. 333-207814

Investment Company Act File No. 811-23112

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47

(Check appropriate box or boxes.)

JANUS DETROIT STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Byron D. Hittle

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, D.C. 20006

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 17, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(Post-Effective Amendment No. 45)

JANUS DETROIT STREET TRUST

CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 45 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 46 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on September 29, 2021 to establish Janus Henderson B-BBB CLO ETF, a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on December 13, 2021.

This Post-Effective Amendment No. 46 under the 1933 Act and Amendment No. 47 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating December 17, 2021 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No.  46 incorporates by reference the information contained in Parts A, B and C of the Amendment.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 46 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 10th day of December, 2021.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	December 10, 2021

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	December 10, 2021

Clifford J. Weber* Clifford J. Weber	Chairman and Trustee	December 10, 2021

Maureen T. Upton* Maureen T. Upton	Trustee	December 10, 2021

Jeffrey B. Weeden* Jeffrey B. Weeden	Trustee	December 10, 2021

Carrie Benz* Carrie Benz	Trustee	December 10, 2021

/s/ Jesper Nergaard
*By:	Jesper Nergaard
Attorney-in-Fact

*

Powers of Attorney, dated February 3, 2021, are incorporated herein by reference as Exhibit (q)(1) to Post-Effective Amendment No. 38 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 17, 2021.